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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02611

                            Van Kampen Exchange Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
 -------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/05


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Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


            VAN KAMPEN EXCHANGE FUND

            PORTFOLIO OF INVESTMENTS MARCH 31, 2005 (UNAUDITED)



                                                                             NUMBER OF
            DESCRIPTION                                                       SHARES            VALUE

            COMMON STOCKS    99.5%
            AEROSPACE & DEFENSE    0.7%
            Honeywell International, Inc.                                          12,528   $        466,167
                                                                                           ------------------

            ALUMINUM    0.7%
            Alcan, Inc. (Canada)                                                   10,774            408,550
            Novelis, Inc. (Canada)                                                  2,154             47,216
                                                                                           ------------------
                                                                                                     455,766
                                                                                           ------------------

            AUTO PARTS & EQUIPMENT    0.3%
            Dana Corp.                                                             13,677            174,929
                                                                                           ------------------

            COMPUTER HARDWARE    2.1%
            International Business Machines Corp.                                  15,016          1,372,162
                                                                                           ------------------

            CONSTRUCTION & ENGINEERING    1.1%
            Fluor Corp.                                                            12,831            711,222
                                                                                           ------------------

            DIVERSIFIED BANKS    1.4%
            HSBC Holdings PLC - ADR (United Kingdom)                               11,434            907,860
                                                                                           ------------------

            DIVERSIFIED METALS & MINING    0.8%
            Massey Energy Corp.                                                    12,831            513,753
                                                                                           ------------------

            FOREST PRODUCTS    1.0%
            Louisiana-Pacific Corp.                                                25,970            652,886
                                                                                           ------------------

            HEALTH CARE DISTRIBUTORS    0.2%
            Cardinal Health, Inc.                                                   1,867            104,179
                                                                                           ------------------

            HEALTH CARE EQUIPMENT    0.6%
            Baxter International, Inc.                                             10,000            339,800
            Edwards Lifesciences Corp. (a)                                          1,000             43,220
                                                                                           ------------------
                                                                                                     383,020
                                                                                           ------------------

            HEALTH CARE SERVICES    0.5%
            Medco Health Solutions, Inc. (a)                                        6,075            301,138
                                                                                           ------------------

            INDUSTRIAL GASES    8.8%
            Air Products & Chemicals, Inc.                                         89,021          5,634,139
                                                                                           ------------------

            INDUSTRIAL MACHINERY    0.9%
            SPX Corp.                                                              13,648            590,685
                                                                                           ------------------

            INTEGRATED OIL & GAS    14.6%
            Amerada Hess Corp.                                                     21,200          2,039,652
            BP PLC - ADR (United Kingdom)                                          33,876          2,113,862
            Exxon Mobil Corp.                                                      86,639          5,163,684
                                                                                           ------------------
                                                                                                   9,317,198
                                                                                           ------------------

            MULTI-LINE INSURANCE    3.6%
            American International Group, Inc.                                     41,688          2,309,932
                                                                                           ------------------

            OFFICE SERVICES & SUPPLIES    1.3%
            IKON Office Solutions, Inc.                                            86,993            860,361
                                                                                           ------------------

            OIL & GAS DRILLING    0.2%
            Transocean, Inc. (Cayman Islands) (a)                                   3,113            160,195
                                                                                           ------------------

            OIL & GAS EQUIPMENT & SERVICES    5.6%
            Baker Hughes, Inc.                                                     25,634          1,140,457

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
            Halliburton Co.                                                        30,320          1,311,340
            Schlumberger, Ltd. (Netherlands Antilles)                              16,080          1,133,318
                                                                                           ------------------
                                                                                                   3,585,115
                                                                                           ------------------

            OIL & GAS EXPLORATION & PRODUCTION    3.9%
            Apache Corp.                                                           26,346          1,613,166
            Kerr-McGee Corp.                                                       10,900            853,797
                                                                                           ------------------
                                                                                                   2,466,963
                                                                                           ------------------

            PACKAGED FOODS    5.2%
            McCormick & Co., Inc.                                                  96,518          3,323,115
                                                                                           ------------------

            PAPER PRODUCTS    2.1%
            Georgia-Pacific Corp.                                                  37,376          1,326,474
                                                                                           ------------------

            PHARMACEUTICALS    26.5%
            Johnson & Johnson                                                      78,636          5,281,194
            Merck & Co., Inc.                                                      50,376          1,630,671
            Pfizer, Inc.                                                          184,471          4,846,053
            Schering-Plough Corp.                                                 156,022          2,831,799
            Wyeth, Inc.                                                            56,000          2,362,080
                                                                                           ------------------
                                                                                                  16,951,797
                                                                                           ------------------

            REAL ESTATE INVESTMENT TRUSTS    1.4%
            Plum Creek Timber Co., Inc. REIT                                       25,602            913,991
                                                                                           ------------------

            RESTAURANTS    0.2%
            Luby's Cafeterias, Inc. (a)                                            13,367            103,594
                                                                                           ------------------

            SEMICONDUCTORS    10.3%
            Intel Corp.                                                           282,700          6,567,121
                                                                                           ------------------

            SPECIALTY CHEMICALS    5.5%
            International Flavors & Fragrances, Inc.                               49,712          1,963,624
            Lubrizol Corp.                                                         37,620          1,528,877
                                                                                           ------------------
                                                                                                   3,492,501
                                                                                           ------------------

            TOTAL LONG-TERM INVESTMENTS    99.5%
               (Cost $6,832,231)                                                                  63,646,263

            REPURCHASE AGREEMENT    0.5%
            State Street Bank & Trust Co. ($336,000 par collateralized by
            U.S. Government obligations in a pooled cash account, interest rate of 2.70%, dated 03/31/05, to be sold on 04/01/05 at $336,025)
               (Cost $336,000)                                                                       336,000
                                                                                           ------------------

            TOTAL INVESTMENTS    100.0%
               (Cost $7,168,231)                                                                  63,982,263

            LIABILITIES IN EXCESS OF OTHER ASSETS    0.0%                                            (6,313)
                                                                                           ------------------

            NET ASSETS    100.0%                                                                 $63,975,950
                                                                                           ==================

        Percentages are calculated as a percentage of net assets.
(a) Non-income producing security as this stock currently does not declare dividends.
ADR   - American Depositary Receipt
REIT  - Real Estate Investment Trust

Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.


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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Exchange Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 19, 2005

By: /s/ James W. Garrett
    --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: May 19, 2005